CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and Cash Equivalents	$ 11,146,534	$ 7,563,097
Accounts Receivable, Net	1,529,052	5,182,352
Markers Receivable	188,549,136	242,350,301
Prepaid Expenses and Other Assets	348,777	502,017
Total Current Assets	201,573,499	255,597,767
Intangible Assets (net of accumulated amortization of $42,105,966 and $25,739,786 at December 31, 2014 and December 31, 2013, respectively)	121,968,648	138,336,945
Goodwill	17,753,907	17,754,136
Property and Equipment (net of accumulated depreciation of $108,913 and $38,654 at December 31, 2014 and December 31, 2013, respectively)	322,149	116,419
Other Assets	23,427	23,423
TOTAL ASSETS	341,641,630	411,828,690
CURRENT LIABILITIES
Lines of Credit Payable	32,392,020	42,670,573
Accrued Expenses	11,682,653	15,701,756
Loan Payable, Shareholders, current	2,612,490	5,809,075
Total Current Liabilities	83,088,675	111,668,955
Total Liabilities	130,382,820	142,736,723
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Preferred Shares, $0.0001 par value Authorized 1,150,000 shares; none issued	0	0
Ordinary Shares, $0.0001 par value, Authorized 500,000,000 shares; 60,452,314 and 59,306,824 issued and outstanding at December 31, 2014 and December 31, 2013, respectively.	6,044	5,930
Additional Paid-in Capital	130,048,153	126,329,321
Retained Earnings	80,653,190	142,270,385
Accumulated Other Comprehensive Income	551,423	486,331
Total Shareholders' Equity	211,258,810	269,091,967
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	341,641,630	411,828,690
Bao Li Gaming [Member]
CURRENT LIABILITIES
Acquisition-Contingent Purchase Price Obligation	22,662,750	16,837,500
Acquisition-Contingent Purchase Price Obligation, net of current portion	19,628,881	16,189,550
Kings Gaming [Member]
CURRENT LIABILITIES
Acquisition-Contingent Purchase Price Obligation	0	9,000,000
Oriental VIP Room [Member]
CURRENT LIABILITIES
Acquisition-Contingent Purchase Price Obligation	13,738,762	21,650,051
Acquisition-Contingent Purchase Price Obligation, net of current portion	$ 27,665,264	$ 14,878,218